Goodwill and Intangible Assets (Textuals) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Intangible Assets [Line Items]
Goodwill	$ 1,388,931	$ 1,388,931
Tradenames
Schedule Of Intangible Assets [Line Items]
Carrying values	$ 800,000	$ 800,000